Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:(4)
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return(5) ($)	Peer Group Shareholder Return ($)(6)	Net Income (Millions) ($)	Revenue (Millions) ($)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	298,869	(15,679,931)	2,486,614	657,221	50.77	153.41	147.6	475.4
2023	243,726	(101,686,366)	1,074,218	(7,298,566)	61.09	105.07	112.8	419.1
2022	243,388	217,519,085	3,225,392	23,272,821	98.28	110.08	154.8	343.5

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The following individuals were our Non-PEO NEOs in the respective years:
2024: Anna Bryson, Craig Overpeck, Nate Gross, Jennifer Chaloemtiarana
2023: Anna Bryson, Paul Jorgensen, Nate Gross, Jennifer Chaloemtiarana
2022: Anna Bryson, Paul Jorgensen, Joseph Kleine

Peer Group Issuers, Footnote	Represents the weighted peer group TSR of the S&P 500 Information Technology Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 298,869	$ 243,726	$ 243,388
PEO Actually Paid Compensation Amount	$ (15,679,931)	(101,686,366)	217,519,085
Adjustment To PEO Compensation, Footnote	In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the 2024 amount reported for our PEO and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP. For information on the calculation of “compensation actually paid” for 2023 and 2022, please see the “pay versus performance” disclosure in our 2023 definitive proxy statement which was filed with the SEC on June 14, 2023.

	2024
	Jeff Tangney	Average Non-PEO NEOs
Total Compensation from SCT	298,869	2,486,614
Adjustments for equity awards:
Grant date values in the SCT	—	(2,014,906)
Year-end fair value of unvested awards granted in the current year	—	1,336,122
Fair values at vest date for awards granted and vested in current year	—	142,480
Change in fair values from prior year-end to current year-end of unvested awards granted in prior years	(12,965,556)	(873,480)
Change in fair values from prior year-end to vest date of awards granted in prior years that that vested in the year	(3,013,244)	(419,609)
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—
Total Adjustments for Equity Awards	(15,978,800)	(1,829,393)
Compensation Actually Paid	(15,679,931)	657,221

Non-PEO NEO Average Total Compensation Amount	$ 2,486,614	1,074,218	3,225,392
Non-PEO NEO Average Compensation Actually Paid Amount	$ 657,221	(7,298,566)	23,272,821
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the 2024 amount reported for our PEO and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP. For information on the calculation of “compensation actually paid” for 2023 and 2022, please see the “pay versus performance” disclosure in our 2023 definitive proxy statement which was filed with the SEC on June 14, 2023.

	2024
	Jeff Tangney	Average Non-PEO NEOs
Total Compensation from SCT	298,869	2,486,614
Adjustments for equity awards:
Grant date values in the SCT	—	(2,014,906)
Year-end fair value of unvested awards granted in the current year	—	1,336,122
Fair values at vest date for awards granted and vested in current year	—	142,480
Change in fair values from prior year-end to current year-end of unvested awards granted in prior years	(12,965,556)	(873,480)
Change in fair values from prior year-end to vest date of awards granted in prior years that that vested in the year	(3,013,244)	(419,609)
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—
Total Adjustments for Equity Awards	(15,978,800)	(1,829,393)
Compensation Actually Paid	(15,679,931)	657,221

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, the Company's cumulative TSR, and the cumulative TSR of the S&P 500 Information Technology Index for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
The graph below illustrates the relationship between the CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company's net income for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
The graph below illustrates the relationship between the CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company's revenue for each of the periods presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
The graph below illustrates the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, the Company's cumulative TSR, and the cumulative TSR of the S&P 500 Information Technology Index for each of the periods presented in the Pay Versus Performance table.

Tabular List, Table	•Revenue •Adjusted EBITDA (1)
Total Shareholder Return Amount	$ 50.77	61.09	98.28
Peer Group Total Shareholder Return Amount	153.41	105.07	110.08
Net Income (Loss)	$ 147,600,000	$ 112,800,000	$ 154,800,000
Company Selected Measure Amount	475,400,000	419,100,000	343,500,000
PEO Name	Jeff Tangney
Additional 402(v) Disclosure	The dollar amounts reported in column (c) and (e) represent the CAP to our PEO and the average CAP to our other NEOs as a group, respectively, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the actual amount of compensation earned by or paid to our PEO or our other NEOs as a group during the applicable year. The Company and the Peer Group total shareholder return is determined based on the value of an initial fixed investment of $100 on June 24, 2021 (the date that our Class A common stock commenced trading on the NYSE) through the end of the listed year, and assumes that all dividends were reinvested.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.(1) We define adjusted EBITDA as net income before interest, income taxes, depreciation, and amortization, and as further adjusted for acquisition and other related expenses, stock-based compensation expense, restructuring expense, change in fair value of contingent earn-out consideration liability, and other income, net.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,978,800)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,965,556)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,013,244)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Forfeitures During Covered Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,014,906)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,829,393)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,336,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(873,480)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,480
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,609)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Forfeitures During Covered Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0